Income Tax (Reconciliation of Income Tax) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income tax [abstract]
Profit before taxation	¥ 7,852,898	¥ 7,778,295	¥ 4,237,188
Expected PRC income tax at the statutory tax rate of 25%	1,963,225	1,944,574	1,059,297
Tax effect of share of profit of investments accounted for using the equity method	(307,547)	(225,813)	(140,509)
Tax effect of other non-taxable income	(8,733)	(16,610)	(19,178)
Tax effect of non-deductible loss, expenses and costs	7,268	23,578	5,486
True up for final settlement of enterprise income taxes in respect of previous years	(15,121)	32,457	1,752
Utilisation of previously unrecognized tax losses	(1,185)	(58)	0
Tax losses for which no deferred income tax asset was recognized	60,832	25,219	32,273
Temporary differences for which no deferred income tax asset was recognized in current year	0	13,511	15
Utilisation of previously unrecognised temporary differences	0	(36)	(12,359)
Income tax expense	¥ 1,698,739	¥ 1,796,822	¥ 926,777
PRC income tax rate	25.00%	25.00%	25.00%